Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net is analyzed as follows:

	As of March 31,
	2024	2025
	$	$

Accounts receivable	1,296	1,131
Less: allowance for expected credit losses	(43)	(109)
Total accounts receivable, net	1,253	1,022

Schedule of Movements of the Expected Credit Loss Provision

Details of the movements of the expected credit loss provision are as follows:

	Year ended March 31,
	2023	2024	2025
	$	$	$

At beginning of year	51	554	43
Provision (reversal) for the year	503	(511)	66
At end of year	554	43	109